REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Disaggregation of revenue

	Year Ended December 31,
	2025		2024
	Revenue	% of revenue	Revenue	% of revenue
Revenue by geographic area
United States	$4,360	88%	$3,266	74%
Europe	580	12%	991	23%
Rest of the world	-	-%	134	3%
Total	$4,940	100%	$4,391	100%

Revenue by type
Products	$4,746	96%	$4,254	97%
Rentals	194	4%	137	3%
Total	$4,940	100%	$4,391	100%